Expense Example	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class A 1 Year	Prospectus #1 Eaton Vance Growth Fund Class A 3 Years	Prospectus #1 Eaton Vance Growth Fund Class A 5 Years	Prospectus #1 Eaton Vance Growth Fund Class A 10 Years	Prospectus #1 Eaton Vance Growth Fund Class C 1 Year	Prospectus #1 Eaton Vance Growth Fund Class C 3 Years	Prospectus #1 Eaton Vance Growth Fund Class C 5 Years	Prospectus #1 Eaton Vance Growth Fund Class C 10 Years	Prospectus #1 Eaton Vance Growth Fund Class I 1 Year	Prospectus #1 Eaton Vance Growth Fund Class I 3 Years	Prospectus #1 Eaton Vance Growth Fund Class I 5 Years	Prospectus #1 Eaton Vance Growth Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class R 1 Year	Prospectus #1 Eaton Vance Growth Fund Class R 3 Years	Prospectus #1 Eaton Vance Growth Fund Class R 5 Years	Prospectus #1 Eaton Vance Growth Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class A 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class C 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class I 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class A 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class C 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class I 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 10 Years
USD ($)	623	830	1,054	1,696	279	554	954	1,875	78	243	422	942	626	846	1,082	1,760	283	571	983	1,939	82	260	453	1,012	132	416	722	1,588	625	836	1,064	1,718	281	560	964	1,897	80	249	433	966	130	406	702	1,545	73	227	395	883	642	923	1,225	2,081	299	651	1,129	2,257	98	342	606	1,359	149	498	871	1,919	620	821	1,038	1,663	276	545	939	1,843	75	233	406	906	125	390	676	1,489	69	218	379	847	674	989	1,325	2,274	333	718	1,230	2,448	132	412	713	1,568	398	577	771	1,330	50	181	324	740